FINANCIAL INSTRUMENTS (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 2,679	$ 2,036
Undrawn borrowing facilities			$ 50
Secured bank loans received	$ 396,509	$ 0
Percentage of entity's revenue	49.00%
10% Change [Member]
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net income	$ 39,200
100 basis points change [Member]
Disclosure Of Financial Instruments [Line Items]
Increase of basis point in LIBOR interest rate		100-basis point
Decrease in interest	6,710
Decrease of basis point in LIBOR interest rate		100-basis point
Increase in interest	6,870
First lien revolving credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	414,800		$ 330
Harmonized sales tax refunds [Member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 2,068	$ 1,659